Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital stock	Legal reserve	Investment reserve	Additional dividend proposed	Retained earnings	Other comprehensive loss	Total
Beginning balance at Dec. 31, 2015	R$ 10,000,000	R$ 784,955	R$ 3,273,580	R$ 11,453	R$ 0	R$ (353,382)	R$ 13,716,606
Net income for the year					2,947,098		2,947,098
Actuarial gains (losses)						(472,266)	(472,266)
Total comprehensive income for the year					2,947,098	(472,266)	2,474,832
Legal reserve		147,355			(147,355)		0
Interest on capital (R$1.0240 per share)					(699,936)		(699,936)
2015 additional proposed dividends, approved (R$0.0330 per share)				(11,453)			(11,453)
Additional proposed dividends				123,557	(123,557)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(60,838)			(60,838)
Transfer to investments reserve			1,976,250		(1,976,250)		0
Ending balance at Dec. 31, 2016	10,000,000	932,310	5,249,830	62,719	0	(825,648)	15,419,211
Net income for the year					2,519,310		2,519,310
Actuarial gains (losses)						287,547	287,547
Total comprehensive income for the year					2,519,310	287,547	2,806,857
Legal reserve		125,965			(125,965)		0
Interest on capital (R$0.87539 per share)					(598,336)		(598,336)
2016 additional proposed dividends, approved (R$0.09176 per share)				(62,719)			(62,719)
Additional proposed dividends				105,543	(105,543)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(52,004)			(52,004)
Transfer to investments reserve			1,689,466		(1,689,466)		0
Ending balance at Dec. 31, 2017	10,000,000	1,058,275	6,939,296	53,539	0	(538,101)	17,513,009
Net income for the year					2,835,068		2,835,068
Actuarial gains (losses)						(10,994)	(10,994)
Total comprehensive income for the year					2,835,068	(10,994)	2,824,074
Legal reserve		141,755			(141,755)		0
Investments reserve capitalized	5,000,000		(5,000,000)				0
Interest on capital (R$0.9851 per share)					(673,328)		(673,328)
2016 additional proposed dividends, approved (R$0.07833 per share)				(53,539)			(53,539)
Additional proposed dividends				118,859	(118,859)		0
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(58,528)			(58,528)
Transfer to investments reserve			1,901,126		(1,901,126)		0
Ending balance at Dec. 31, 2018	R$ 15,000,000	R$ 1,200,030	R$ 3,840,422	R$ 60,331	R$ 0	R$ (549,095)	R$ 19,551,688